Exhibit 99

MONTHLY SERVICER’S CERTIFICATE

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS ISSUANCE TRUST

SERIES 2005-2

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as servicer (“TRS”), pursuant to the Amended and Restated Transfer and Servicing Agreement, dated as of November 1, 2007 (as may be amended and supplemented, the “Agreement”), among AMERICAN EXPRESS RECEIVABLES FINANCING CORPORATION V LLC, a Delaware limited liability company, as transferor, TRS, as servicer and administrator, AMERICAN EXPRESS ISSUANCE TRUST, a statutory trust created under the laws of the State of Delaware (the “Trust”), and THE BANK OF NEW YORK, as Indenture Trustee (the “Indenture Trustee”), does hereby certify that:

1. Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of November 1, 2007 (as amended and restated, the “Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2005-2 Indenture Supplement, dated as of September 16, 2005, between the Trust and the Indenture Trustee (as amended and supplemented, the “Indenture Supplement” and together with the Indenture, the “Indenture”), as applicable.

2. TRS is, as of the date hereof, the Servicer under the Agreement.

3. The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.

4. This Certificate relates to the Payment Date occurring on March 15, 2012.

5. As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.

6. The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default: None

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 8th day of March 2012.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By:	/s/ Beth Schaefer
Name:	Beth Schaefer
Title:	Vice President
ABS Operations

AMERICAN EXPRESS ISSUANCE TRUST

SERIES 2005-2

MONTHLY SERVICER STATEMENT

Monthly Period:	24-Jan-12 to 23-Feb-12
Record Date:	29-Feb-12
Payment Date:	15-Mar-12

TRUST ACTIVITY	TRUST TOTALS

1. Number of days in Monthly Period	31

2. Beginning of Monthly Period Number of Accounts	5,496,208

3. Beginning Principal Receivables, including any additions or removals during the Monthly Period	$7,049,511,712.34

3a. Addition of Principal Receivables	$0.00

3b. Removal of Principal Receivables	$0.00

4. Beginning Invested Amount of Collateral Certificates	NA

5. Beginning Excess Funding Account Amount	$0.00

6a. Beginning Required Pool Balance	$4,825,810,000.00

6b. Beginning Pool Balance	$7,049,511,712.34

7. Beginning Available Overconcentration Account Amount	$0.00

8. New Principal Receivables	$6,394,620,720.96

9. Principal Collections	$6,811,083,973.23

10. Gross Default Amount	$14,942,515.24

11. Ending Principal Receivables	$6,618,105,944.83

12. Ending Invested Amount of Collateral Certificates	$0.00

13. Ending Excess Funding Account Amount	$0.00

14. Ending Pool Balance	$6,618,105,944.83

15. Ending Required Pool Balance	$1,600,000,000.00

16. Ending Available Overconcentration Account Amount	$0.00

17. Required Overconcentration Account Amount	$0.00

18. End of Monthly Period Number of Accounts	5,491,204

TRUST PERFORMANCE

1. Principal Collections	$6,811,083,973.23

2. Principal Payment Rate	96.62%

3. Net Default Amount	$9,587,149.31

4. Annualized Net Default Rate	1.71%

5. Gross Default Amount	$14,942,515.24

6. Annualized Gross Default Rate	2.66%

7. Finance Charge Collections	$210,652,276.25

8. Trust Portfolio Yield (Net of Defaults)	35.77%

9. Delinquencies

31 - 60 Days Delinquent	$46,373,832.73

61 - 90 Days Delinquent	$18,557,535.27

90+ Days Delinquent	$43,695,682.47

Total 30+ Days Delinquent	$108,627,050.47

REPURCHASES AND REPLACEMENTS

1. Information required by Rule 15Ga-1(a) concerning the Trust:

No activity to report for reporting period.

2. Most recent Form ABS-15G:

Form ABS-15G filed on 2/10/2012 under CIK number 0001330769

TRANSFEROR AMOUNT

1. Beginning Pool Balance	$7,049,511,712.34

2. Beginning Nominal Liquidation Amount	$4,825,810,000.00

3. Beginning Transferor Amount	$2,223,701,712.34

4. Ending Pool Balance	$6,618,105,944.83

5. Ending Nominal Liquidation Amount (after giving effect to any principal payments on the related Payment Date)	$1,600,000,000.00

6. Ending Transferor Amount (after giving effect to any principal payments on the related Payment Date)	$5,018,105,944.83

7. Ending Required Transferor Amount	$992,715,891.72

SERIES 2005-2 NOMINAL LIQUIDATION AMOUNT AS OF THE RELATED PAYMENT DATE

1. Beginning Series 2005-2 Nominal Liquidation Amount		$600,000,000.00

2. Reimbursement of previous reductions in the Series 2005-2
Nominal Liquidation Amount		$0.00

3. Investor Charge-Offs		$0.00

4. Reallocated Principal Collections		$0.00

5. Principal Funding Account Deposit/(Withdrawal)		$0.00

6. Payments of principal of the Series 2005-2 Notes		$0.00

7. Ending Series 2005-2 Nominal Liquidation Amount		$600,000,000.00

REALLOCATION GROUP A ALLOCATIONS	TRUST TOTALS	GROUP TOTALS

1. Nominal Liquidation Amount		$4,825,810,000.00

2. Finance Charge Collections	$210,652,276.25	$144,204,010.54

3. Interest		$2,091,395.39

4. Net Default Amount		$6,562,973.85

5. Servicing Fee paid to the servicer		$8,043,016.67

6. Additional Amounts		$0.00

SERIES 2005-2 ALLOCATIONS

1. Reallocation Group	Group A

2. Shared Excess Available Finance Charge Collections Group	Group A

3. Shared Excess Available Principal Collections Group	Group A

4. Opening Principal Funding Account Balance	$0.00

5. Series 2005-2 Floating Allocation Percentage	8.51%

6. Series 2005-2 Finance Charge Collections	$17,929,095.08

7. Series 2005-2 Reallocation Group A Finance Charge Collections	$17,833,498.84

8. Net Investment Proceeds from Principal Funding Account	$0.00

9. Amounts withdrawn from the Accumulation Reserve Account	$0.00

10. Series 2005-2 Available Finance Charge Collections	$17,833,498.84

11. Series 2005-2 Allocation of Shared Excess Available Finance
Charge Collections	$0.00

12. Series 2005-2 LIBOR Determination Date	02/13/2012

13. Series 2005-2 Monthly Interest (15-Feb-12 to 14-Mar-12)	$164,430.00

14. Series 2005-2 Servicing Fee paid to the servicer	$1,000,000.00

15. Series 2005-2 Default Amount	$815,984.12

16. Series 2005-2 Principal Allocation Percentage	8.51%

17. Series 2005-2 Allocation of Principal Collections	579,706,872.01

18. Series 2005-2 Allocation of Shared Excess Available Principal
Charge Collections	$0.00

19. Series 2005-2 Allocation of amounts withdrawn from the
Overconcentration Account	$0.00

APPLICATION OF SERIES 2005-2 AVAILABLE FINANCE CHARGE COLLECTIONS

1. Series 2005-2 Available Finance Charge Collections	$17,833,498.84

2. Class A Notes ($558,000,000)
a. Class A Monthly Interest (Note Interest Rate: 0.31850%)	$143,165.75
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Outstanding Additional Interest	$0.00

3. Class B Notes ($12,000,000)
a. Class B Monthly Interest (Note Interest Rate: 0.52850%)	$5,108.83
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Class B Outstanding Additional Interest	$0.00

4. Class C Notes ($30,000,000)
a. Class C Monthly Interest (Note Interest Rate: 0.66850%)	$16,155.42
b. Class C Outstanding Monthly Interest	$0.00
c. Class C Additional Interest	$0.00
d. Class C Outstanding Additional Interest	$0.00

5. Series 2005-2 Servicing Fee paid to servicer	$1,000,000.00

6. Amount equal to Series 2005-2 Default Amount treated as Series
2005-2 Available Principal Collections	$815,984.12

7. Amount equal to unreimbursed reductions in the Series 2005-2
Nominal Liquidation Amount treated as Series 2005-2 Available
Principal Collections	$0.00

8. Deposited to the Accumulation Reserve Account	$0.00

9. Deposited to the Class C Reserve Account	$0.00

10. In the event of default and acceleration, amount up to the outstanding dollar principal amount of the Series 2005-2 notes treated as Series 2005-2 Available Principal Collections	$0.00

11. Remaining amount treated as Shared Excess Available Finance
Charge Collections available for allocation to other series in Shared
Excess Available Finance Charge Collections Group A	$15,853,084.72

12. Remaining amount paid to the holder of the
Transferor Interest	$15,853,084.72

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE
COLLECTIONS ALLOCATED TO SERIES 2005-2

1. Shared Excess Available Finance Charge Collections	$0.00

2. Applied to fund Class A Monthly Interest and Class A Additional Interest and any past due Class A Monthly Interest and Class A Additional Interest	$0.00

3. Applied to fund Class B Monthly Interest and Class B Additional Interest and any past due Class B Monthly Interest and Class B Additional Interest	$0.00

4. Applied to fund Class C Monthly Interest and Class C Additional Interest and any past due Class C Monthly Interest and Class C Additional Interest	$0.00

5. Applied to unpaid Series 2005-2 Servicing Fee	$0.00

6. Amount equal to Series 2005-2 Default Amount treated as Series
2005-2 Available Principal Collections	$0.00

7. Amount equal to unreimbursed reductions in the Series 2005-2
Nominal Liquidation Amount treated as Series 2005-2 Available
Principal Collections	$0.00

8. Deposited to the Accumulation Reserve Account	$0.00

9. Deposited to the Class C Reserve Account	$0.00

10. In the event of default and acceleration, amount up to the outstanding dollar principal amount of the Series 2005-2 Notes treated as Series 2005-2 Available Principal Collections	$0.00

11. Remaining amount treated as Shared Excess Available Finance
Charge Collections available to cover Series Available Finance Charge
Collections Shortfalls	$0.00

12. Remaining amount paid to the holder of the
Transferor Interest	$0.00

PRINCIPAL COLLECTIONS

1. Series 2005-2 Principal Allocation Percentage	8.51%

2. Series 2005-2 Principal Collections	$579,706,872.01

3. Reallocated Principal Collections required to pay shortfalls in interest on the Class A Notes or the Class B Notes or shortfalls in the
Series 2005-2 Servicing Fee and past due amounts thereon	$0.00

4. Item 2 minus Item 3	$579,706,872.01

5. Other amounts treated as Series 2005-2 Available Principal
Collections	$815,984.12

6. Series 2005-2 Available Principal Collections (total of items 4 and 5)	$580,522,856.13

APPLICATION OF AVAILABLE PRINCIPAL COLLECTIONS
DURING REVOLVING PERIOD

1. Treated as Shared Excess Available Principal Collections	$580,522,856.13

APPLICATION OF PRINCIPAL COLLECTIONS DURING
CONTROLLED ACCUMULATION PERIOD

1. Principal Funding Account	$0.00

2. Treated as Shared Excess Available Principal Collections	$0.00

APPLICATION OF PRINCIPAL COLLECTIONS DURING
EARLY AMORTIZATION PERIOD

1. Class A Noteholders	$0.00

2. Class B Noteholders	$0.00

3. Class C Noteholders	$0.00

4. Treated as Shared Excess Available Principal Collections	$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL
COLLECTIONS ALLOCATED TO SERIES 2005-2

1. Series 2005-2 Available Principal Collections Shortfall	$0.00

2. Shared Excess Available Principal Collections	$0.00

3. During the Controlled Accumulation Period:

3a. Amount deposited in the Principal Funding Account	$0.00

4. During the Early Amortization Period:

4a. Paid to the Class A Noteholders	$0.00

4b. Paid to the Class B Noteholders	$0.00

4c. Paid to the Class C Noteholders	$0.00

SERIES 2005-2 PRINCIPAL FUNDING, ACCUMULATION,
CLASS C RESERVE ACCOUNT

1. Principal Funding Account
Opening Balance	$0.00
Additions	$0.00
Withdrawals	$0.00
Ending Balance	$0.00

2. Investment Proceeds on Principal Funding Account	$0.00

3. Accumulation Reserve Account Amount
Opening Balance	$0.00
Additions	$0.00
Withdrawals	$0.00
Ending Balance	$0.00

4. Investment Proceeds on Accumulation Reserve Account	$0.00

5. Accumulation Reserve Account target amount	$0.00

6. Class C Reserve Account Amount
Opening Balance	$0.00
Additions	$0.00
Withdrawals	$0.00
Ending Balance	$0.00

7. Investment Proceeds on Class C Reserve Account	$0.00

8. Required Class C Reserve Account amount	$0.00

PORTFOLIO PERFORMANCE DATA

1. Series 2005-2 Portfolio Yield
Current Monthly Period	33.39%
Prior Monthly Period	30.44%
Second Prior Monthly Period	33.80%

2. Series 2005-2 Quarterly Portfolio Yield	32.55%

3. Series 2005-2 Base Rate
Current Monthly Period	2.34%
Prior Monthly Period	2.38%
Second Prior Monthly Period	2.37%

4. Series 2005-2 Quarterly Base Rate	2.36%

5. Series 2005-2 Excess Spread Percentage
Current Monthly Period	31.05%
Prior Monthly Period	28.07%
Second Prior Monthly Period	31.43%

6. Series 2005-2 Quarterly Excess Spread Percentage	30.19%

Is the Quarterly Excess Spread Percentage greater than the Required
Excess Spread Percentage?	Yes

7. Principal Payment Rate
Current Monthly Period	96.62%
Prior Monthly Period	87.30%
Second Prior Monthly Period	94.75%

8. Quarterly Principal Payment Rate	92.89%

Is the Quarterly Principal Payment Rate greater than 60%?	Yes

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By:	/s/ Beth Schaefer
Name:	Beth Schaefer
Title:	Vice President
ABS Operations

MONTHLY SERVICER’S CERTIFICATE

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS ISSUANCE TRUST

SERIES 2007-2

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as servicer (“TRS”), pursuant to the Amended and Restated Transfer and Servicing Agreement, dated as of November 1, 2007 (as may be amended and supplemented, the “Agreement”), among AMERICAN EXPRESS RECEIVABLES FINANCING CORPORATION V LLC, a Delaware limited liability company, as transferor, TRS, as servicer and administrator, AMERICAN EXPRESS ISSUANCE TRUST, a statutory trust created under the laws of the State of Delaware (the “Trust”), and THE BANK OF NEW YORK, as Indenture Trustee (the “Indenture Trustee”), does hereby certify that:

1. Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of November 1, 2007 (as amended and restated, the “Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2007-2 Indenture Supplement, dated as of November 01, 2007, between the Trust and the Indenture Trustee (as amended and supplemented, the “Indenture Supplement” and together with the Indenture, the “Indenture”), as applicable.

2. TRS is, as of the date hereof, the Servicer under the Agreement.

3. The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.

4. This Certificate relates to the Payment Date occurring on March 15, 2012.

5. As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.

6. The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default: None

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 8th day of March 2012.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By:	/s/ Beth Schaefer
Name:	Beth Schaefer
Title:	Vice President
ABS Operations

AMERICAN EXPRESS ISSUANCE TRUST

SERIES 2007-2

MONTHLY SERVICER STATEMENT

Monthly Period:	24-Jan-12 to 23-Feb-12
Record Date:	29-Feb-12
Payment Date:	15-Mar-12

TRUST ACTIVITY	TRUST TOTALS

1. Number of days in Monthly Period	31

2. Beginning of Monthly Period Number of Accounts	5,496,208

3. Beginning Principal Receivables, including any additions or removals during the Monthly Period	$7,049,511,712.34

3a. Addition of Principal Receivables	$0.00

3b. Removal of Principal Receivables	$0.00

4. Beginning Invested Amount of Collateral Certificates	NA

5. Beginning Excess Funding Account Amount	$0.00

6a. Beginning Required Pool Balance	$4,825,810,000.00

6b. Beginning Pool Balance	$7,049,511,712.34

7. Beginning Available Overconcentration Account Amount	$0.00

8. New Principal Receivables	$6,394,620,720.96

9. Principal Collections	$6,811,083,973.23

10. Gross Default Amount	$14,942,515.24

11. Ending Principal Receivables	$6,618,105,944.83

12. Ending Invested Amount of Collateral Certificates	$0.00

13. Ending Excess Funding Account Amount	$0.00

14. Ending Pool Balance	$6,618,105,944.83

15. Ending Required Pool Balance	$1,600,000,000.00

16. Ending Available Overconcentration Account Amount	$0.00

17. Required Overconcentration Account Amount	$0.00

18. End of Monthly Period Number of Accounts	5,491,204

TRUST PERFORMANCE

1. Principal Collections	$6,811,083,973.23

2. Principal Payment Rate	96.62%

3. Net Default Amount	$9,587,149.31

4. Annualized Net Default Rate	1.71%

5. Gross Default Amount	$14,942,515.24

6. Annualized Gross Default Rate	2.66%

7. Finance Charge Collections	$210,652,276.25

8. Trust Portfolio Yield (Net of Defaults)	35.77%

9. Delinquencies

31 - 60 Days Delinquent	$46,373,832.73

61 - 90 Days Delinquent	$18,557,535.27

90+ Days Delinquent	$43,695,682.47

Total 30+ Days Delinquent	$108,627,050.47

REPURCHASES AND REPLACEMENTS

1. Information required by Rule 15Ga-1(a) concerning the Trust:

No activity to report for reporting period.

2. Most recent Form ABS-15G:

Form ABS-15G filed on 2/10/2012 under CIK number 0001330769

TRANSFEROR AMOUNT

1. Beginning Pool Balance	$7,049,511,712.34

2. Beginning Nominal Liquidation Amount	$4,825,810,000.00

3. Beginning Transferor Amount	$2,223,701,712.34

4. Ending Pool Balance	$6,618,105,944.83

5. Ending Nominal Liquidation Amount (after giving effect to any principal payments on the related Payment Date)	$1,600,000,000.00

6. Ending Transferor Amount (after giving effect to any principal payments on the related Payment Date)	$5,018,105,944.83

7. Ending Required Transferor Amount	$992,715,891.72

SERIES 2007-2 NOMINAL LIQUIDATION AMOUNT AS OF THE RELATED PAYMENT DATE

1. Beginning Series 2007-2 Nominal Liquidation Amount		$1,000,000,000.00

2. Reimbursement of previous reductions in the Series 2007-2
Nominal Liquidation Amount		$0.00

3. Investor Charge-Offs		$0.00

4. Reallocated Principal Collections		$0.00

5. Principal Funding Account Deposit/(Withdrawal)		$0.00

6. Payments of principal of the Series 2007-2 Notes		$0.00

7. Ending Series 2007-2 Nominal Liquidation Amount		$1,000,000,000.00

REALLOCATION GROUP A ALLOCATIONS	TRUST TOTALS	GROUP TOTALS

1. Nominal Liquidation Amount		$4,825,810,000.00

2. Finance Charge Collections	$210,652,276.25	$144,204,010.54

3. Interest		$2,091,395.39

4. Net Default Amount		$6,562,973.85

5. Servicing Fee paid to the servicer		$8,043,016.67

6. Additional Amounts		$0.00

SERIES 2007-2 ALLOCATIONS

1. Reallocation Group	Group A

2. Shared Excess Available Finance Charge Collections Group	Group A

3. Shared Excess Available Principal Collections Group	Group A

4. Opening Principal Funding Account Balance	$0.00

5. Series 2007-2 Floating Allocation Percentage	14.19%

6. Series 2007-2 Finance Charge Collections	$29,881,825.13

7. Series 2007-2 Reallocation Group A Finance Charge Collections	$29,884,495.29

8. Net Investment Proceeds from Principal Funding Account	$0.00

9. Amounts withdrawn from the Accumulation Reserve Account	$0.00

10. Series 2007-2 Available Finance Charge Collections	$29,884,495.29

11. Series 2007-2 Allocation of Shared Excess Available Finance Charge Collections	$0.00

12. Series 2007-2 LIBOR Determination Date	02/13/2012

13. Series 2007-2 Monthly Interest (15-Feb-12 to 14-Mar-12)	$436,047.22

14. Series 2007-2 Servicing Fee paid to the servicer	$1,666,666.67

15. Series 2007-2 Default Amount	$1,359,973.53

16. Series 2007-2 Principal Allocation Percentage	14.19%

17. Series 2007-2 Allocation of Principal Collections	966,178,120.01

18. Series 2007-2 Allocation of Shared Excess Available Principal Charge Collections	$0.00

19. Series 2007-2 Allocation of amounts withdrawn from the Overconcentration Account	$0.00

APPLICATION OF SERIES 2007-2 AVAILABLE FINANCE CHARGE COLLECTIONS

1. Series 2007-2 Available Finance Charge Collections	$29,884,495.29

2. Class A Notes ($930,000,000)
a. Class A Monthly Interest (Note Interest Rate: 0.49850%)	$373,459.58
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Outstanding Additional Interest	$0.00

3. Class B Notes ($30,000,000)
a. Class B Monthly Interest (Note Interest Rate: 0.85850%)	$20,747.08
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Class B Outstanding Additional Interest	$0.00

4. Class C Notes ($40,000,000)
a. Class C Monthly Interest (Note Interest Rate: 1.29850%)	$41,840.56
b. Class C Outstanding Monthly Interest	$0.00
c. Class C Additional Interest	$0.00
d. Class C Outstanding Additional Interest	$0.00

5. Series 2007-2 Servicing Fee paid to servicer	$1,666,666.67

6. Amount equal to Series 2007-2 Default Amount treated as Series
2007-2 Available Principal Collections	$1,359,973.53

7. Amount equal to unreimbursed reductions in the Series 2007-2
Nominal Liquidation Amount treated as Series 2007-2 Available
Principal Collections	$0.00

8. Deposited to the Accumulation Reserve Account	$0.00

9. Deposited to the Class C Reserve Account	$0.00

10. In the event of default and acceleration, amount up to the outstanding dollar principal amount of the Series 2007-2 notes treated as Series 2007-2 Available Principal Collections	$0.00

11. Remaining amount treated as Shared Excess Available Finance
Charge Collections available for allocation to other series in Shared
Excess Available Finance Charge Collections Group A	$26,421,807.87

12. Remaining amount paid to the holder of the
Transferor Interest	$26,421,807.87

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE
COLLECTIONS ALLOCATED TO SERIES 2007-2

1. Shared Excess Available Finance Charge Collections	$0.00

2. Applied to fund Class A Monthly Interest and Class A Additional Interest and any past due Class A Monthly Interest and Class A Additional Interest	$0.00

3. Applied to fund Class B Monthly Interest and Class B Additional Interest and any past due Class B Monthly Interest and Class B Additional Interest	$0.00

4. Applied to fund Class C Monthly Interest and Class C Additional Interest and any past due Class C Monthly Interest and Class C Additional Interest	$0.00

5. Applied to unpaid Series 2007-2 Servicing Fee	$0.00

6. Amount equal to Series 2007-2 Default Amount treated as Series 2007-2
Available Principal Collections
$0.00
7. Amount equal to unreimbursed reductions in the Series 2007-2
Nominal Liquidation Amount treated as Series 2007-2 Available
Principal Collections	$0.00

8. Deposited to the Accumulation Reserve Account	$0.00

9. Deposited to the Class C Reserve Account	$0.00

10. In the event of default and acceleration, amount up to the outstanding dollar principal amount of the Series 2007-2 Notes treated as Series 2007-2 Available Principal Collections	$0.00

11. Remaining amount treated as Shared Excess Available Finance
Charge Collections available to cover Series Available Finance Charge
Collections Shortfalls	$0.00

12. Remaining amount paid to the holder of the
Transferor Interest	$0.00

PRINCIPAL COLLECTIONS

1. Series 2007-2 Principal Allocation Percentage	14.19%

2. Series 2007-2 Principal Collections	$966,178,120.01

3. Reallocated Principal Collections required to pay shortfalls in interest on the Class A Notes or the Class B Notes or shortfalls in the
Series 2007-2 Servicing Fee and past due amounts thereon	$0.00

4. Item 2 minus Item 3	$966,178,120.01

5. Other amounts treated as Series 2007-2 Available Principal
Collections	$1,359,973.53

6. Series 2007-2 Available Principal Collections (total of items 4 and 5)	$967,538,093.54

APPLICATION OF AVAILABLE PRINCIPAL COLLECTIONS
DURING REVOLVING PERIOD

1. Treated as Shared Excess Available Principal Collections	$967,538,093.54

APPLICATION OF PRINCIPAL COLLECTIONS DURING
CONTROLLED ACCUMULATION PERIOD

1. Principal Funding Account	$0.00

2. Treated as Shared Excess Available Principal Collections	$0.00

APPLICATION OF PRINCIPAL COLLECTIONS DURING
EARLY AMORTIZATION PERIOD

1. Class A Noteholders	$0.00

2. Class B Noteholders	$0.00

3. Class C Noteholders	$0.00

4. Treated as Shared Excess Available Principal Collections	$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL
COLLECTIONS ALLOCATED TO SERIES 2007-2

1. Series 2007-2 Available Principal Collections Shortfall	$0.00

2. Shared Excess Available Principal Collections	$0.00

3. During the Controlled Accumulation Period:

3a. Amount deposited in the Principal Funding Account	$0.00

4. During the Early Amortization Period:

4a. Paid to the Class A Noteholders	$0.00

4b. Paid to the Class B Noteholders	$0.00

4c. Paid to the Class C Noteholders	$0.00

SERIES 2007-2 PRINCIPAL FUNDING, ACCUMULATION,

CLASS C RESERVE ACCOUNT

1. Principal Funding Account
Opening Balance	$0.00
Additions	$0.00
Withdrawals	$0.00
Ending Balance	$0.00

2. Investment Proceeds on Principal Funding Account	$0.00

3. Accumulation Reserve Account Amount
Opening Balance	$0.00
Additions	$0.00
Withdrawals	$0.00
Ending Balance	$0.00

4. Investment Proceeds on Accumulation Reserve Account	$0.00

5. Accumulation Reserve Account target amount	$0.00

6. Class C Reserve Account Amount
Opening Balance	$0.00
Additions	$0.00
Withdrawals	$0.00
Ending Balance	$0.00

7. Investment Proceeds on Class C Reserve Account	$0.00

8. Required Class C Reserve Account amount	$0.00

PORTFOLIO PERFORMANCE DATA

1. Series 2007-2 Portfolio Yield
Current Monthly Period	33.59%
Prior Monthly Period	30.63%
Second Prior Monthly Period	34.03%

2. Series 2007-2 Quarterly Portfolio Yield	32.75%

3. Series 2007-2 Base Rate
Current Monthly Period	2.54%
Prior Monthly Period	2.58%
Second Prior Monthly Period	2.57%

4. Series 2007-2 Quarterly Base Rate	2.56%

5. Series 2007-2 Excess Spread Percentage
Current Monthly Period	31.04%
Prior Monthly Period	28.06%
Second Prior Monthly Period	31.46%

6. Series 2007-2 Quarterly Excess Spread Percentage	30.19%

Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?	Yes

7. Principal Payment Rate
Current Monthly Period	96.62%
Prior Monthly Period	87.30%
Second Prior Monthly Period	94.75%

8. Quarterly Principal Payment Rate	92.89%

Is the Quarterly Principal Payment Rate greater than 60%?	Yes

AMERICAN EXPRESS TRAVEL RELATED
SERVICES COMPANY, INC., as Servicer

By:	/s/ Beth Schaefer
Name:	Beth Schaefer
Title:	Vice President
ABS Operations

MONTHLY SERVICER’S CERTIFICATE

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS ISSUANCE TRUST

SERIES 2010-A

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as servicer (“TRS”), pursuant to the Amended and Restated Transfer and Servicing Agreement, dated as of November 1, 2007 (as may be amended and supplemented, the “Agreement”), among AMERICAN EXPRESS RECEIVABLES FINANCING CORPORATION V LLC, a Delaware limited liability company, as transferor, TRS, as servicer and administrator, AMERICAN EXPRESS ISSUANCE TRUST, a statutory trust created under the laws of the State of Delaware (the “Trust”), and THE BANK OF NEW YORK, as Indenture Trustee (the “Indenture Trustee”), does hereby certify that:

1. Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of November 1, 2007 (as amended and restated, the “Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2010-A Indenture Supplement, dated as of December 15, 2010, between the Trust and the Indenture Trustee (as amended and supplemented, the Indenture Supplement” and together with the Indenture, the “Indenture”), as applicable.

2. TRS is, as of the date hereof, the Servicer under the Agreement.

3. The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.

4. This Certificate relates to the Payment Date occurring on March 15, 2012.

5. As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.

6. The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default: None

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 8th day of March 2012.

AMERICAN EXPRESS TRAVEL RELATED
SERVICES COMPANY, INC., as Servicer

By:	/s/ Beth Schaefer
Name:	Beth Schaefer
Title:	Vice President
ABS Operations

AMERICAN EXPRESS ISSUANCE TRUST

SERIES 2010-A

MONTHLY SERVICER STATEMENT

Monthly Period:	24-Jan-12 to 23-Feb-12
Record Date:	29-Feb-12
Payment Date:	15-Mar-12

TRUST ACTIVITY	TRUST TOTALS

1. Number of days in Monthly Period	31

2. Beginning of Monthly Period Number of Accounts	5,496,208

3. Beginning Principal Receivables, including any additions or removals during the Monthly Period	$7,049,511,712.34

3a. Addition of Principal Receivables	$0.00

3b. Removal of Principal Receivables	$0.00

4. Beginning Invested Amount of Collateral Certificates	NA

5. Beginning Excess Funding Account Amount	$0.00

6a. Beginning Required Pool Balance	$4,825,810,000.00

6b. Beginning Pool Balance	$7,049,511,712.34

7. Beginning Available Overconcentration Account Amount	$0.00

8. New Principal Receivables	$6,394,620,720.96

9. Principal Collections	$6,811,083,973.23

10. Gross Default Amount	$14,942,515.24

11. Ending Principal Receivables	$6,618,105,944.83

12. Ending Invested Amount of Collateral Certificates	$0.00

13. Ending Excess Funding Account Amount	$0.00

14. Ending Pool Balance	$6,618,105,944.83

15. Ending Required Pool Balance (after giving effect to any principal payments on the related Payment Date)	$1,600,000,000.00

16. Ending Available Overconcentration Account Amount	$0.00

17. Required Overconcentration Account Amount	$0.00

18. End of Monthly Period Number of Accounts	5,491,204

TRUST PERFORMANCE

1. Principal Collections	$6,811,083,973.23

2. Principal Payment Rate	96.62%

3. Net Default Amount	$9,587,149.31

4. Annualized Net Default Rate	1.71%

5. Gross Default Amount	$14,942,515.24

6. Annualized Gross Default Rate	2.66%

7. Finance Charge Collections	$210,652,276.25

8. Trust Portfolio Yield (Net of Defaults)	35.77%

9. Delinquencies

31 - 60 Days Delinquent	$46,373,832.73

61 - 90 Days Delinquent	$18,557,535.27

90+ Days Delinquent	$43,695,682.47

Total 30+ Days Delinquent	$108,627,050.47

REPURCHASES AND REPLACEMENTS

1. Information required by Rule 15Ga-1(a) concerning the Trust:

No activity to report for reporting period.

2. Most recent Form ABS-15G:

Form ABS-15G filed on 2/10/2012 under CIK number 0001330769

TRANSFEROR AMOUNT

1. Beginning Pool Balance	$7,049,511,712.34

2. Beginning Nominal Liquidation Amount	$4,825,810,000.00

3. Beginning Transferor Amount	$2,223,701,712.34

4. Ending Pool Balance	$6,618,105,944.83

5. Ending Nominal Liquidation Amount (after giving effect to any principal payments on the related Payment Date)	$1,600,000,000.00

6. Ending Transferor Amount (after giving effect to any principal payments on the related Payment Date)	$5,018,105,944.83

7. Ending Required Transferor Amount	$992,715,891.72

SERIES 2010-A NOMINAL LIQUIDATION AMOUNT AS OF THE RELATED PAYMENT DATE

1. Beginning Series 2010-A Nominal Liquidation Amount		$3,225,810,000.00

2. Principal Amount Increases		$0.00

3. Reimbursement of previous reductions in the Series 2010-A Nominal Liquidation Amount		$0.00

4. Investor Charge-Offs		$0.00

5. Reallocated Principal Collections		$0.00

6. Payments of principal of the Series 2010-A Notes		$3,225,810,000.00

7. Ending Series 2010-A Nominal Liquidation Amount		$0.00

REALLOCATION GROUP A ALLOCATIONS	TRUST TOTALS	GROUP TOTALS

1. Nominal Liquidation Amount (including Principal Amount Increases occurring during the related Monthly Period)		$4,825,810,000.00

2. Finance Charge Collections	$210,652,276.25	$144,204,010.54

3. Interest (excluding the Available Interest Reserve Account Amount for the related Payment Date)		$2,091,395.39

4. Net Default Amount		$6,562,973.85

5. Servicing Fee paid to the servicer		$8,043,016.67

6. Additional Amounts		$0.00

SERIES 2010-A ALLOCATIONS

1. Reallocation Group	Group A

2. Shared Excess Available Finance Charge Collections Group	Group A

3. Shared Excess Available Principal Collections Group	Group A

4. Series 2010-A Floating Allocation Percentage	45.76%

5. Series 2010-A Finance Charge Collections	$96,393,090.33

6. Series 2010-A Reallocation Group A Finance Charge Collections	$96,486,016.41

7. Series 2010-A Available Finance Charge Collections	$96,486,016.41

8. Series 2010-A Allocation of Shared Excess Available Finance Charge Collections	$0.00

9. Series 2010-A LIBOR Determination Date (Retained Class B Notes and Class C Notes)	02/13/2012

10. Increase LIBOR Determination Date (Retained Class B Notes and Class C Notes)	N/A

11. Series 2010-A Monthly Interest	$1,490,918.17

12. Series 2010-A Servicing Fee paid to the servicer	$5,376,350.00

13. Series 2010-A Default Amount	$4,387,016.20

14. Series 2010-A Principal Allocation Percentage	45.76%

15. Series 2010-A Allocation of Principal Collections	$3,116,707,041.32

16. Series 2010-A Allocation of Shared Excess Available Principal Collections	$104,715,942.48

17. Series 2010-A Allocation of amounts withdrawn from the Overconcentration Account	$0.00

APPLICATION OF SERIES 2010-A AVAILABLE FINANCE CHARGE COLLECTIONS

1. Series 2010-A Available Finance Charge Collections	$96,486,016.41

2. Available Interest Reserve Account Amount	$0.00

3. Class A Notes ($3,000,000,000)
a. Class A Monthly Interest	$1,252,118.85
(i) Current Interest	$1,279,189.77
(ii) Class A Capped Breakage Costs	$0.00
(iii) Interest Underpayment	$0.00
(iv) Interest Overpayment	($27,070.92)
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Outstanding Additional Interest	$0.00

4. Class B Notes ($96,775,000)
a. Class B Monthly Interest (Note Interest Rate: 0.99850%)	$77,840.70
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Class B Outstanding Additional Interest	$0.00

5. Class C Notes ($129,035,000)
a. Class C Monthly Interest (Note Interest Rate: 1.54850%)	$160,958.62
b. Class C Outstanding Monthly Interest	$0.00
c. Class C Additional Interest	$0.00
d. Class C Outstanding Additional Interest	$0.00

6. Series 2010-A Servicing Fee paid to servicer	$5,376,350.00

7. Amount equal to Series 2010-A Default Amount treated as Series 2010-A Available Principal Collections	$4,387,016.20

8. Amount equal to unreimbursed reductions in the Series 2010-A Nominal Liquidation Amount treated as Series 2010-A Available Principal Collections	$0.00

9. Deposited to the Class C Reserve Account	$0.00

10. In the event of default and acceleration, amount up to the outstanding dollar principal amount of the Series 2010-A notes treated as Series 2010-A Available Principal Collections	$0.00

11a. Remaining amount treated as Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections Group A	$85,231,732.04

11b. Available Excess Overpayment Account Amount treated as Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections Group A	$0.00

12. Remaining amount paid to the holder of the Transferor Interest	$85,231,732.04

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE

COLLECTIONS ALLOCATED TO SERIES 2010-A

1. Shared Excess Available Finance Charge Collections	$0.00

2. Applied to fund Class A Monthly Interest and Class A Additional Interest and any past due Class A Monthly Interest and Class A Additional Interest	$0.00

3. Applied to fund Class B Monthly Interest and Class B Additional Interest and any past due Class B Monthly Interest and Class B Additional Interest	$0.00

4. Applied to fund Class C Monthly Interest and Class C Additional Interest and any past due Class C Monthly Interest and Class C Additional Interest	$0.00

5. Applied to unpaid Series 2010-A Servicing Fee	$0.00

6. Amount equal to Series 2010-A Default Amount treated as Series 2010-A Available Principal Collections	$0.00

7. Amount equal to unreimbursed reductions in the Series 2010-A Nominal Liquidation Amount treated as Series 2010-A Available Principal Collections	$0.00

8. Deposited to the Class C Reserve Account	$0.00

9. In the event of default and acceleration, amount up to the outstanding dollar principal amount of the Series 2010-A Notes treated as Series 2010-A Available Principal Collections	$0.00

FUNDING OF INTEREST RESERVE ACCOUNT AND PAYMENT OF ADDITIONAL TRANSACTION COSTS

1. Amount of remaining Shared Excess Available Finance Charge Collections to be applied to Interest Reserve Account deposits and Additional Transaction Costs	$11,482,791.67

2. Deposited to the Interest Reserve Account	$11,482,791.67

3a. Class A Additional Transaction Costs distributed to Class A Agent	$0.00

3b. Class B Additional Transaction Costs distributed to Class B Agent	$0.00

PRINCIPAL COLLECTIONS

1. Series 2010-A Principal Allocation Percentage	45.76%

2. Series 2010-A Principal Collections	$3,116,707,041.32

3. Reallocated Principal Collections required to pay shortfalls in interest on the Class A Notes or the Class B Notes or shortfalls in the Series 2010-A Servicing Fee and past due amounts thereon	$0.00

4. Item 2 minus Item 3	$3,116,707,041.32

5. Other amounts treated as Series 2010-A Available Principal Collections	$4,387,016.20

6. Series 2010-A Available Principal Collections (total of items 4 and 5)	$3,121,094,057.52

APPLICATION OF AVAILABLE PRINCIPAL COLLECTIONS

DURING REVOLVING PERIOD (OTHER THAN ANY

DECREASE PERIOD)

1. Treated as Shared Excess Available Principal Collections	$0.00

APPLICATION OF PRINCIPAL COLLECTIONS DURING CONTROLLED AMORTIZATION PERIOD, EARLY AMORTIZATION PERIOD OR DECREASE PERIOD

1. Class A Agent	$3,000,000,000.00

2. Class B Agent	$96,775,000.00

3. Class C Noteholders	$24,319,057.52

4. Treated as Shared Excess Available Principal Collections	$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2010-A

1. Series 2010-A Available Principal Collections Shortfall	$104,715,942.48

2. Shared Excess Available Principal Collections	$104,715,942.48

3. During the Controlled Amortization Period, Early Amortization Period or Decrease Period:

3a. Paid to the Class A Agent	$0.00

3b. Paid to the Class B Agent	$0.00

3c. Paid to the Class C Noteholders	$104,715,942.48

SERIES 2010-A INTEREST RESERVE ACCOUNT, EXCESS

OVERPAYMENT ACCOUNT, CLASS C RESERVE ACCOUNT

1. Interest Reserve Account
Opening Balance	$0.00
Additions	$11,482,791.67
Interest Reserve Account Surplus Amount released to Transferor	$0.00
Withdrawals	$0.00
Ending Balance	$11,482,791.67

2. Investment Proceeds on Interest Reserve Account	$0.00

3a. Required Interest Reserve Account Class A Amount	$11,482,791.67
3b. Required Interest Reserve Account Class B Amount	$0.00
3c. Required Interest Reserve Account Amount (total of items 3a. and 3b.)	$11,482,791.67

4. Excess Overpayment Account
Opening Balance	$0.00
Additions (with respect to Class A)	$0.00
Additions (with respect to Class B)	$0.00
Withdrawals	$0.00
Ending Balance	$0.00

5a. Excess Overpayment Class A Amount	$0.00
5b. Excess Overpayment Class B Amount	$0.00

6. Investment Proceeds on Excess Overpayment Account	$0.00

7. Class C Reserve Account Amount
Opening Balance	$0.00
Additions	$0.00
Withdrawals	$0.00
Ending Balance	$0.00

8. Investment Proceeds on Class C Reserve Account	$0.00

9. Class C Reserve Account target amount	$0.00

PORTFOLIO PERFORMANCE DATA

1. Series 2010-A Portfolio Yield
Current Monthly Period	33.62%
Prior Monthly Period	30.68%
Second Prior Monthly Period	34.08%

2. Series 2010-A Quarterly Portfolio Yield	32.79%

3. Series 2010-A Base Rate
Current Monthly Period	2.57%
Prior Monthly Period	2.63%
Second Prior Monthly Period	2.62%

4. Series 2010-A Quarterly Base Rate	2.61%

5. Series 2010-A Excess Spread Percentage
Current Monthly Period	31.04%
Prior Monthly Period	28.05%
Second Prior Monthly Period	31.46%

6. Series 2010-A Quarterly Excess Spread Percentage	30.19%

Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?	Yes

7. Principal Payment Rate
Current Monthly Period	96.62%
Prior Monthly Period	87.30%
Second Prior Monthly Period	94.75%

8. Quarterly Principal Payment Rate	92.89%

Is the Quarterly Principal Payment Rate greater than 60%?	Yes

AMERICAN EXPRESS TRAVEL RELATED
SERVICES COMPANY, INC., as Servicer

By:	/s/ Beth Schaefer
Name:	Beth Schaefer
Title:	Vice President
ABS Operations